Notes Payable and Other Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 9 – Notes Payable and Other Related Party Transactions

On September 18, 2008, the Company entered into a related party transaction with Dr. Claude Ranoux.  Dr. Ranoux was then the President, Director and Chief Scientific Officer of the Company; as of the date of this filing he is a Director.  Dr. Ranoux had loaned funds to the Company to sustain its operations since January 5, 2007 (inception).  Dr. Ranoux’s total original cumulative investment as of December 31, 2008 was $96,462, as of December 31, 2017 and 2016 it was $21,888 (“the Principal Amount”) in INVO Bioscience.  On March 26, 2009, the Company and Dr. Ranoux agreed to re-write the agreement to a non-convertible note payable bearing interest at 5% per annum, the term of the note had been extended, and has been extended a couple of additional times, the current repayment date was October 31, 2018.  The Company and Dr. Ranoux could jointly decide to repay the loan earlier without prepayment penalties.  During the twelve months ended December 31, 2018 the outstanding balance of $21,888 was paid in full including all interest due.

On March 5, 2009, the Company entered into a related party transaction with Kathleen Karloff, the Chief Executive Officer and a Director of the Company.  Ms. Karloff provided a short-term loan in the amount of $75,000 bearing interest at 5% per annum to the Company to fund operations.  In May 2009, Ms. Karloff loaned to the Company an additional $13,000, making her total cumulative loan $88,000 as of December 31, 2011.  This note was due on September 15, 2009, which has since been extended a few times to its current date of October 31, 2018.   During the twelve months ended December 31, 2014, Ms. Karloff loaned the Company an additional $66,000 at an interest rate of 0% by entering into a note payable agreement in satisfaction of expenses incurred by her for amounts previously advanced to the Company. This note currently has the same expiration date as the others which is October 31, 2018. During the twelve months ended December 31, 2018 $91,257 was paid against the principal of the loan, in 2017, $0 was repaid on the principal of the loan. The principal balances of the loan were $62,743 and $154,000 as of December 31, 2018 and 2017, respectively.   The related interest for the twelve months ended December 31, 2018 and 2017 was $15,278 and $4,400 respectively.  During the six months ended June 30, 2019, the Company paid the remaining balance due Ms. Karloff in the amount of $62,743 along with $44,000 of accrued interest.

In December 2009, James Bowdring, the brother of Director Robert Bowdring invested $100,000 acquiring 666,667 shares of restricted common stock.  In April 2011, the Company issued a new short-term convertible note (“Q211 Note”) payable to James Bowdring in the amount of $50,000.  The Note carries a 10% interest rate.  The note has a current balance of $25,000. The Q211 Note is convertible into Common Stock of the Company at a conversion price of $0.03 per share, subject to adjustments. During the three and six months ended June 30, 2019, the Company accrued interest in the amount of $623 and $1,239 on the Q211 Note, respectively.

In November 2011, the Company issued a new convertible note (“Q411 Note”) payable to James Bowdring in the amount of $10,000.  The Q411 Note carries a 10% interest rate. The Q411 Note is convertible into Common Stock of the Company at a conversion price of $0.01 per share, subject to adjustments.  During the three months ended June 30, 2019 and 2018, the Company accrued interest in the amount of $249 and $249 on the Q411 Note, respectively. In addition, $496 and $496 of interest was accrued in the six months ended June 30, 2019 and 2018, respectively.

In May 2018, James Bowdring and his children participated in the “2018 Convertible Notes” offerings in the aggregate principal amount of $40,000. The 2018 Convertible Notes accrue interest at the rate of 9% per annum which is paid in stock. These Notes are due on March 31, 2021. The notes are convertible into shares of common stock at a price of $0.20 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing. During the three months ended June 30, 2019 and 2018, the Company accrued interest in the amount of $897 and $562 on the 2018 Convertible Notes, respectively. In addition, $1,785 and $562 of interest was accrued in the six months ended June 30, 2019 and 2018, respectively.

The Company had been renting its corporate office from Forty Four Realty Trust which is owned by James Bowdring, the brother of Director & Former Acting Chief Financial Officer, Robert Bowdring since November 2012 in a month to month rental arrangement. The Company believes the rent of $600 per month was less than the fair market real estate rental rate for comparable leases. The lease terminated in May 2019, when the company relocated to a new facility. In addition, the Company had purchased stationary supplies and marketing items at discounted rates from Superior Printing & Promotions which is also owned by James Bowdring and is in the same building as our former corporate office. INVO Bioscience spent $5,256 and $234 with Superior during the three months ended June 30, 2019 and 2018, respectively. In addition, INVO Bioscience spent $6,034 and $234 in the six months ended June 30, 2019 and 2018, respectively.

Principal balances of the Related Party loans were as follows:

	June 30, 2019	December 31, 2018
James Bowdring Family - 2011 Notes	35,000	35,000

James Bowdring Family – 2018 Convertible Notes	44,161	40,000

Kathleen Karloff Note	-	62,743
Less discount	(24,089)	(30,913)
Total, net of discount	$55,072	$106,830

Interest expense on the Related Party loans was $1,770 and $2,247 for the three months ended June 30, 2019 and 2018, respectively. In addition, $3,521 and $5,039 of interest expense was recorded in the six months ended June 30, 2019 and 2018, respectively.

Accounts payable and accrued liabilities balances include expenses reports for Ms. Karloff and Mr. Bowdring for expenses they paid for personally related to travel or normal business expenses.

	June 30,	December 31,
	2019	2018
Accounts payable and accrued liabilities	$3,702	$1,700

NOTE 7	OTHER RELATED PARTY TRANSACTIONS

On September 18, 2008, the Company entered into a related party transaction with Dr. Claude Ranoux.  Dr. Ranoux was then the President, Director and Chief Scientific Officer of the Company; as of the date of this filing he is a Director.  Dr. Ranoux had loaned funds to the Company to sustain its operations since January 5, 2007 (inception).  Dr. Ranoux’s total original cumulative investment as of December 31, 2008 was $96,462, as of December 31, 2017 and 2016 it is $21,888 (“the Principal Amount”) in INVO Bioscience.  On March 26, 2009, the Company and Dr. Ranoux agreed to re-write the agreement to a non-convertible note payable bearing interest at 5% per annum, the term of the note had been extended, and has been extended a couple of additional times, the current repayment date is October 31, 2018.  The Company and Dr. Ranoux can jointly decide to repay the loan earlier without prepayment penalties.  During the twelve months ended December 31, 2018 the outstanding balance of $21,888 was paid in full including all interest due, in 2017, $0 was repaid on the principal of the loan.

On March 5, 2009, the Company entered into a related party transaction with Kathleen Karloff, the Chief Executive Officer and a Director of the Company.  Ms. Karloff provided a short-term loan in the amount of $75,000 bearing interest at 5% per annum to the Company to fund operations.  In May 2009, Ms. Karloff loaned to the Company an additional $13,000, making her total cumulative loan $88,000 as of December 31, 2011.  This note was due on September 15, 2009, which has since been extended a few times to its current date of October 31, 2018.   During the twelve months ended December 31, 2014, Ms. Karloff loaned the Company an additional $66,000 at an interest rate of 0% by entering into a note payable agreement in satisfaction of expenses incurred by her for amounts previously advanced to the Company. This note currently has the same expiration date as the others which is October 31, 2018. During the twelve months ended December 31, 2018 $91,257 was paid against the principal of the loan, in 2017, $0 was repaid on the principal of the loan. The principal balances of the loan was $62,743 and $154,000 as of December 31 2018 and 2017 respectively.   The related interest for the twelve months ended December 31, 2018 and 2017 was $15,278 and $4,400 respectively.

In December 2009, James Bowdring, the brother of Director Robert Bowdring invested $100,000 acquiring 666,667 shares of restricted common stock.  In April 2011, the Company issued a new short term convertible note (“Q211 Note”) payable to James Bowdring in the amount of $50,000.  The Note carries a 10% interest rate.  The note has a current balance of $25,000. The Q211 Note is convertible into Common Stock of the Company at a conversion price of $0.03 per share, subject to adjustments.

In November 2011, the Company issued a new convertible note (“Q411 Note”) payable to James Bowdring in the amount of $10,000.  The Q411 Note carries a 10% interest rate. The Q411 Note is convertible into Common Stock of the Company at a conversion price of $0.01 per share, subject to adjustments.

In May 2018, James Bowdring and his children participated in the “2018 Convertible Notes” offerings in the aggregate principal amount of $40,000. The 2018 Convertible Notes accrue interest at the rate of 9% per annum which is paid in stock. These Notes are due on March 31, 2021. The notes are convertible into shares of common stock at a price of $0.20 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing.

The Company has been renting its corporate office from Forty Four Realty Trust which is owned by James Bowdring, the brother of Director, Robert Bowdring since November 2012. It is a month to month rental arrangement for less than the going fair market real estate rental rate. The rent expense paid for the twelve months ended December 31, 2018 and 2017 was $5,600 and $4,400 respectively. In addition the Company purchases stationary supplies and marketing items at discounted rates from Superior Printing & Promotions which is also owned by James Bowdring and is in the same building as our corporate office. INVO Bioscience spent $2,130 and $4,100 with Superior during 2018 and 2017, respectively.

Principal balances of the Related Party loans were as follows:

	December 31, 2018	December 31, 2017
Claude Ranoux Note	$-	$21,888

James Bowdring Family - 2011 Notes	35,000	35,000

James Bowdring Family – 2018 Convertible Notes	40,000	-

Kathleen Karloff Note	62,743	154,000
Less discount	(30,913)	-
Total, net of discount	$106,830	$210,888

Interest expense on the Related Party loans was $21,976 and $11,543 for the years ended December 31, 2018 and 2017, respectively.

Accounts payable and accrued liabilities balances include expenses reports for Ms. Karloff, and Mr. Bowdring for expenses they paid for personally related to travel or normal business expenses and are represented in the following table:

	December 31,
	2018	2017
Accounts payable and accrued liabilities	$1,700	$38,000

During the nine months ended September 30, 2018, the Company sold 150,000 shares of common stock at a price of $0.20 per share for proceeds of $30,000 to Charles Mulrey and family, the brother-in-law of Robert J. Bowdring, Director & Acting Chief Financial Officer as part of the recent financing.

During the second quarter of 2018, INVO Bioscience settled a commitment it had with one of its Directors, Dr. Kevin Doody for the services he and his team performed prior to and following INVOcell’s FDA clearance related to clinical guidance and support. Dr. Doody and his team performed clinical studies and provided papers, lectures and discussions with regulatory bodies and key opinion leaders in the industry. The Company believes without Dr. Doody’s services and support during his tenure the Company would not be where it is today. The Company issued Dr. Doody 3 million shares of our common stock with a fair value of $1,530,000.